Acquisitions, Dispositions, Ventures and Plant Closures	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions, Ventures and Plant Closures [Abstract]
Acquisitions, Dispositions, Ventures and Plant Closures
Acquisitions, Dispositions, Ventures and Plant Closures
Acquisitions
On January 3, 2012, the Company completed the acquisition of certain assets from Ashland Inc., including two product lines, Vinac® and Flexbond®, to support the strategic growth of the Company's Emulsions business. In February 2011, the Company acquired a business primarily consisting of emulsions process technology from Crown Paints Limited. Both of the acquired operations are included in the Industrial Specialties segment (Note 10).
In May 2010, the Company acquired Zenite® liquid crystal polymer ("LCP") and Thermx® polycyclohexylene-dimethylene terephthalate ("PCT") product lines from DuPont Performance Polymers. The acquisition builds on the Company’s position as a global supplier of high performance materials and technology-driven applications. The acquired product lines are included in the Advanced Engineered Materials segment.
Pro forma financial information since the respective acquisition dates has not been provided as the acquisitions did not have a material impact on the Company’s financial information.
The Company allocated the purchase price of the acquisitions to identifiable intangible assets acquired based on their estimated fair values. The excess of purchase price over the aggregate fair values was recorded as goodwill. Intangible assets were valued using the relief from royalty and discounted cash flow methodologies which are considered Level 3 measurements under FASB ASC Topic 820. The relief from royalty method estimates the Company’s theoretical royalty savings from ownership of the intangible asset. Key assumptions used in this model include discount rates, royalty rates, growth rates, sales projections and terminal value rates, all of which require significant management judgment and, therefore, are susceptible to change. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections are the most sensitive and susceptible to change as they require significant management judgment. The Company, with the assistance of third-party valuation consultants, calculated the fair value of the intangible assets acquired to allocate the purchase price at the respective acquisition date.
Ventures
The Company indirectly owns a 25% interest in its National Methanol Company ("Ibn Sina") affiliate through CTE Petrochemicals Company ("CTE"), a joint venture with Texas Eastern Arabian Corporation Ltd. (which also indirectly owns 25% of Ibn Sina). The remaining interest in Ibn Sina is held by Saudi Basic Industries Corporation ("SABIC"). SABIC and CTE entered into the Ibn Sina joint venture agreement in 1981. In April 2010, the Company announced that Ibn Sina will construct a polyacetal ("POM") production facility in Saudi Arabia and that the term of the joint venture agreement was extended until 2032. Ibn Sina’s existing natural gas supply contract expires in 2022. Upon successful startup of the POM facility, which is expected to be completed in 2015, the Company’s indirect economic interest in Ibn Sina will increase from 25% to 32.5% although the Company's indirect ownership interest will remain unchanged. SABIC’s economic and ownership interest will remain unchanged. The Ibn Sina equity method investment is included in the Advanced Engineered Materials segment.
Plant Closures
•    Spondon, Derby, United Kingdom
In March 2010, the Company assessed the possibility of consolidating its global acetate flake and acetate tow manufacturing operations to strengthen the Company's competitive position, reduce fixed costs and align future production capacities with anticipated industry demand trends. Based on this assessment, the Company concluded that certain long-lived assets were partially impaired and recorded long-lived asset impairment losses of $72 million (Note 17) to Other (charges) gains, net in the consolidated statements of operations. The Spondon, Derby, United Kingdom operations are included in the Consumer Specialties segment.
In August 2010, the Company announced it would consolidate its global acetate manufacturing capabilities by closing its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom. The Company expects to serve its acetate customers under this proposal by optimizing its global production network, which includes facilities in Lanaken, Belgium; Narrows, Virginia; and Ocotlan, Mexico, as well as the Company's acetate affiliate facilities in China. In November 2012, the Company ceased manufacturing acetate flake and acetate tow at its Spondon, Derby, United Kingdom site.
The exit costs and plant shutdown costs related to the closure of the acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(5)	(4)	(15)
Asset impairments	(8)	—	(72)
Total exit costs recorded to Other (charges) gains, net	(13)	(4)	(87)

Accelerated depreciation	(6)	(7)	(6)
Other	(5)	(3)	—
Total plant shutdown costs	(11)	(10)	(6)

•    Pardies, France
In July 2009, the Company completed the consultation process with the workers council on its "Project of Closure" and social plan related to the Company’s Pardies, France facility pursuant to which the Company ceased all manufacturing operations and associated activities in December 2009. The Pardies, France operations are included in the Acetyl Intermediates segment.
The exit costs and plant shutdown costs related to the Project of Closure (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(2)	(4)	(6)
Asset impairments	—	—	(1)
Contract termination costs	—	—	(3)
Reindustrialization costs	—	—	(3)
Other	—	—	1
Total exit costs recorded to Other (charges) gains, net	(2)	(4)	(12)

Gain (loss) on disposition of assets, net	—	1	—
Inventory write-offs	—	—	(4)
Accelerated depreciation	—	—	—
Other	(8)	(4)	(8)
Total plant shutdown costs	(8)	(3)	(12)